REVENUE RECOGNITION	3 Months Ended
Mar. 31, 2026
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION
NOTE 4:- REVENUE RECOGNITION

During the three months ended March 31, 2026 and 2025, the Company recognized revenue at a point in time for LiDAR sensors and critical components, after transferring the control of the goods to the customer of $3,895 and $1,540, respectively.

During the three months ended March 31, 2026 and 2025, the Company recognized revenue at a point in time for application engineering services, after receiving customer acceptance of $2,892 and $15,850, respectively.

In June 2025 the Company entered into a contract with a customer for the sale of machinery (including subsequent adjustments to the machinery) for $10,000. During the three months ended March 31, 2026, the Company recognized revenue over time from the subsequent adjustments to the machinery of $346.

Deferred Revenues

During the three months ended March 31, 2026, the Company recognized $398 that was included in deferred revenues balance at December 31, 2025.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of application engineering services revenues not yet rendered. As of March 31, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $22,641 (out of which $22 is recorded as deferred revenues). The Company expects to recognize the majority of them as revenues within the next 12 months.